Provision for liabilities and charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provisions for liabilities and charges
At 1 January 2016	£ 6,659
Transfer to disposal groups	(1,722)
Acquisition of business	72
Currency translation and other movements	(373)
Provision utilised	(4,134)
At 31 December 2016	1,398	£ 6,659
Continuing operations
Provisions for liabilities and charges
Charge to income statement	464
Releases to income statement	(126)
Discontinued Operations
Provisions for liabilities and charges
At 1 January 2016	202
Charge to income statement	608
Releases to income statement	(50)
At 31 December 2016	1,722	202
Bank
Provisions for liabilities and charges
At 1 January 2016	1,533
Acquisition of business	1
Currency translation and other movements	(2)
Charge to income statement	354
Releases to income statement	(119)
Provision utilised	(575)
At 31 December 2016	1,192	1,533
Payment protection insurance
Provisions for liabilities and charges
At 1 January 2016	753
Charge to income statement	107
Provision utilised	(225)
At 31 December 2016	632	753
Increase (decrease) in other provisions	107	362	£ 359	£ 440
Payment protection insurance | Continuing operations
Provisions for liabilities and charges
Charge to income statement	107
Releases to income statement	(3)
Payment protection insurance | Redress
Provisions for liabilities and charges
Charge to income statement	2,700
Provision utilised	£ (2,100)
Percentage of provision paid	70.00%
Payment protection insurance | Administrative expenses
Provisions for liabilities and charges
Charge to income statement	£ 300
Provision utilised	(300)
Payment protection insurance | Bank
Provisions for liabilities and charges
At 1 January 2016	744
Charge to income statement	107
Releases to income statement	(6)
Provision utilised	(223)
At 31 December 2016	622	744
Other customer redress
Provisions for liabilities and charges
At 1 January 2016	562
Acquisition of business	55
Provision utilised	(219)
At 31 December 2016	386	562
Other customer redress | Continuing operations
Provisions for liabilities and charges
Charge to income statement	31
Releases to income statement	(43)
Other customer redress | Bank
Provisions for liabilities and charges
At 1 January 2016	538
Charge to income statement	33
Releases to income statement	(47)
Provision utilised	(198)
At 31 December 2016	326	538
Residential mortgage backed securities
Provisions for liabilities and charges
At 1 January 2016	4,966
Transfer to disposal groups	(1,683)
Currency translation and other movements	(386)
Provision utilised	(3,447)
At 31 December 2016	0	4,966
Residential mortgage backed securities | Discontinued Operations
Provisions for liabilities and charges
Charge to income statement	600
Releases to income statement	(50)
Litigation and other regulatory proceedings
Provisions for liabilities and charges
At 1 January 2016	86
Transfer to disposal groups	(12)
Acquisition of business	4
Currency translation and other movements	(14)
Provision utilised	(47)
At 31 December 2016	65	86
Litigation and other regulatory proceedings | Continuing operations
Provisions for liabilities and charges
Charge to income statement	50
Releases to income statement	(2)
Litigation and other regulatory proceedings | Bank
Provisions for liabilities and charges
Currency translation and other movements	(1)
Charge to income statement	5
Provision utilised	(2)
At 31 December 2016	2
Property and other
Provisions for liabilities and charges
At 1 January 2016	292
Transfer to disposal groups	(27)
Acquisition of business	13
Currency translation and other movements	27
Provision utilised	(196)
At 31 December 2016	315	292
Property and other | Continuing operations
Provisions for liabilities and charges
Charge to income statement	276
Releases to income statement	(78)
Property and other | Discontinued Operations
Provisions for liabilities and charges
Charge to income statement	8
Property and other | Bank
Provisions for liabilities and charges
At 1 January 2016	251
Acquisition of business	1
Currency translation and other movements	(1)
Charge to income statement	209
Releases to income statement	(66)
Provision utilised	(152)
At 31 December 2016	£ 242	£ 251